Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2011
Parent Company Only Condensed Financial Information [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

NOTE 19 – PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed financial statements for National Bancshares Corporation (parent only) are as follows:

CONDENSED BALANCE SHEETS

	December 31,
	2011	2010
ASSETS
Cash and cash equivalents	$520	$1,314
Investment in Bank subsidiary	39,645	35,239
Investment in real estate subsidiary	2,466	2,342
Securities available for sale	20	10
Other assets	271	253

Total assets	$42,922	$39,158

LIABILITIES AND SHAREHOLDERS’ EQUITY
Dividends payable	$177	$177
Shareholders’ equity	42,745	38,981

Total liabilities and shareholders’ equity	$42,922	$39,158

CONDENSED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	Years ended December 31,
	2011	2010	2009
INCOME
Dividends from Bank subsidiary	$—	$—	$—

Total Income	—	—	—

EXPENSES
Miscellaneous expense	(60)	(48)	(59)

Income (loss) before income tax benefit and undistributed subsidiary income	(60)	(48)	(59)
Income tax benefit	21	16	20
Undistributed equity in net income of Bank subsidiary	2,652	1,385	1,648
Undistributed equity in net loss of real estate subsidiary	(1)	(28)	—

Net income	$2,612	$1,325	$1,609

Comprehensive income	$4,332	$761	$2,643

CONDENSED STATEMENTS OF CASH FLOWS

	Years ended December 31,
	2011	2010	2009
Cash flows from operating activities
Net income	$2,612	$1,325	$1,609
Adjustments to reconcile net income to net cash from operating activities:
Equity in undistributed net income of Bank subsidiary	(2,652)	(1,385)	(1,648)
Equity in undistributed net loss of real estate subsidiary	1	28	—
Change in other assets and liabilities	76	(16)	31

Net cash from operating activities	37	(48)	(8)
Cash flows from investing activities
Investment in real estate subsidiary	(125)	(2,370)	—

Net cash from investing activities	(125)	(2,370)	—

Cash flows from financing activities
Dividends paid	(706)	(706)	(881)

Net cash from financing activities	(706)	(706)	(881)

Net change in cash	(794)	(3,124)	(889)
Beginning cash and cash equivalents	1,314	4,438	5,327

Ending cash and cash equivalents	$520	$1,314	$4,438